LONG-TERM DEBT AND CREDIT FACILITIES - 6.75% Senior Notes (Details) - USD ($)		3 Months Ended		12 Months Ended
	Mar. 16, 2017	Mar. 31, 2017	Sep. 30, 2016	Dec. 31, 2017	Dec. 31, 2016	Apr. 30, 2016	Sep. 21, 2012
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings				$ 505,600,000	$ 141,500,000
Gain (loss) on purchase and redemption of Senior notes				$ (20,200,000)	4,000,000
Senior Notes at 6.75%
Disclosure of detailed information about borrowings [line items]
Face amount							$ 650,000,000
Repurchase of face value of borrowings			$ 145,900,000			$ 15,000,000
Repayments of borrowings	$ 505,600,000	$ 505,600,000	141,500,000
Gain (loss) on purchase and redemption of Senior notes		$ (20,200,000)	$ 4,000,000
Carrying amount	$ 485,400,000
Contractual cash flows					$ 621,100,000
Senior Notes at 6.75% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	6.75%				6.75%		6.75%